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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-92396




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FIVE

                                SUPPLEMENT TO THE

       SEASONS ADVISOR II VARIABLE ANNUITY PROSPECTUS DATED JULY 31, 2006
        SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED JULY 31, 2006
      SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED JULY 31, 2006

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Effective August 23, 2006, Credit Suisse Asset Management, LLC ("Credit Suisse")
will no longer serve as subadviser to a component of the Focus Growth Portfolio. On an interim basis, until a replacement for Credit Suisse is selected, AIG SunAmerica Asset Management Corp. ("AIG SAAMCO"), as investment adviser and manager, will manage that component of the Portfolio.

FOCUS GROWTH PORTFOLIO:

MANAGED BY:

PREVIOUS: Credit Suisse Asset Management, LLC, Janus Capital Management LLC, Marsico Capital Management, LLC.
NEW: AIG SunAmerica Asset Management Corp., Janus Capital Management LLC, Marsico Capital Management, LLC.


Dated:  August 23, 2006


                Please keep this Supplement with your Prospectus

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